Performance Management - MassMutual Select Main Funds_Pro	Sep. 30, 2025
MassMutual Diversified Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Value Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	16.46%	Lowest Quarter:	1Q ‘20,	-27.50%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	17.12%	13.55%	11.34%
	Return After Taxes on Distributions	9.72%	8.69%	7.36%
	Return After Taxes on Distributions and Sales of Fund Shares	14.82%	10.00%	8.28%
Class I	Return Before Taxes	17.02%	13.60%	11.42%
Service Class	Return Before Taxes	16.94%	13.42%	11.22%
Administrative Class	Return Before Taxes	16.91%	13.32%	11.11%
Class R4	Return Before Taxes	16.77%	13.15%	10.96%
Class A	Return Before Taxes	10.30%	11.79%	10.23%
Class R3	Return Before Taxes	16.45%	12.87%	10.68%
Class Y	Return Before Taxes	17.20%	13.58%	11.35%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		15.91%	11.33%	10.53%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Diversified Value Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	16.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(27.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MM S&P 500® Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceService Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	20.38%	Lowest Quarter:	1Q ‘20,	-19.59%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Service Class	Return Before Taxes	17.41%	13.98%	14.39%
	Return After Taxes on Distributions	13.39%	9.64%	10.55%
	Return After Taxes on Distributions and Sales of Fund Shares	13.15%	10.38%	10.86%
Class I	Return Before Taxes	17.67%	14.27%	14.67%
Class R5	Return Before Taxes	17.56%	14.15%	14.56%
Administrative Class	Return Before Taxes	17.29%	13.87%	14.28%
Class R4	Return Before Taxes	17.06%	13.68%	14.10%
Class A	Return Before Taxes	10.48%	12.31%	13.35%
Class R3	Return Before Taxes	16.80%	13.41%	13.83%

	One Year	Five Years	Ten Years
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MM S&P 500® Index Fund | Service Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	20.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(19.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MassMutual Blue Chip Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	25.97%	Lowest Quarter:	2Q ‘22,	-24.21%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	16.84%	13.00%	16.12%
	Return After Taxes on Distributions	8.35%	7.85%	12.76%
	Return After Taxes on Distributions and Sales of Fund Shares	15.87%	9.31%	12.74%
Class I	Return Before Taxes	16.95%	13.10%	16.24%
Service Class	Return Before Taxes	16.75%	12.89%	16.01%
Administrative Class	Return Before Taxes	16.68%	12.78%	15.90%
Class R4	Return Before Taxes	16.42%	12.60%	15.72%
Class A	Return Before Taxes	9.99%	11.25%	14.96%
Class R3	Return Before Taxes	16.14%	12.33%	15.43%
Class Y	Return Before Taxes	16.84%	13.00%	16.12%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		18.56%	15.32%	18.13%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Blue Chip Growth Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	25.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(24.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MassMutual Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	28.62%	Lowest Quarter:	1Q ‘20,	-23.01%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	3.68%	3.73%	9.85%
	Return After Taxes on Distributions	-0.70%	0.31%	7.22%
	Return After Taxes on Distributions and Sales of Fund Shares	5.16%	2.61%	7.68%
Class I	Return Before Taxes	3.80%	3.85%	9.96%
Service Class	Return Before Taxes	3.57%	3.63%	9.74%
Administrative Class	Return Before Taxes	3.47%	3.53%	9.63%
Class R4	Return Before Taxes	3.27%	3.37%	9.46%
Class A	Return Before Taxes	-2.39%	2.13%	8.75%
Class R3	Return Before Taxes	3.02%	3.10%	9.18%
Class Y	Return Before Taxes	3.69%	3.74%	9.85%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)		8.66%	6.65%	12.49%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Mid Cap Growth Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	28.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(23.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MassMutual Small Cap Growth Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Growth Index). Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	2Q ‘20,	32.50%	Lowest Quarter:	1Q ‘20,	-23.96%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	11.33%	4.20%	11.61%
	Return After Taxes on Distributions	6.97%	1.83%	9.16%
	Return After Taxes on Distributions and Sales of Fund Shares	9.66%	2.93%	8.98%
Class I	Return Before Taxes	11.42%	4.30%	11.73%
Service Class	Return Before Taxes	11.19%	4.09%	11.50%
Administrative Class	Return Before Taxes	11.09%	3.99%	11.39%
Class R4	Return Before Taxes	10.99%	3.83%	11.23%
Class A	Return Before Taxes	4.80%	2.58%	10.50%
Class R3	Return Before Taxes	10.52%	3.55%	10.94%
Class Y	Return Before Taxes	11.33%	4.19%	11.60%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		13.01%	3.18%	9.57%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Small Cap Growth Equity Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	32.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(23.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MassMutual Overseas Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual PerformanceClass R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest Quarter:	4Q ‘20,	20.39%	Lowest Quarter:	1Q ‘20,	-26.64%

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5  only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	25.84%	7.62%	8.06%
	Return After Taxes on Distributions	21.32%	5.66%	6.61%
	Return After Taxes on Distributions and Sales of Fund Shares	18.66%	5.91%	6.40%
Class I	Return Before Taxes	26.07%	7.76%	8.18%
Service Class	Return Before Taxes	25.72%	7.53%	7.96%
Administrative Class	Return Before Taxes	25.59%	7.41%	7.85%
Class R4	Return Before Taxes	25.46%	7.26%	7.69%
Class A	Return Before Taxes	18.46%	5.96%	6.98%
Class R3	Return Before Taxes	25.14%	6.99%	7.41%
Class Y	Return Before Taxes	25.77%	7.61%	8.06%
MSCI EAFE Index (reflects no deduction for fees or expenses)		31.22%	8.92%	8.18%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Overseas Fund | Class R5
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	HighestQuarter:
Highest Quarterly Return	20.39%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	LowestQuarter:
Lowest Quarterly Return	(26.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020